NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		3 Months Ended		12 Months Ended
	Nov. 17, 2014	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
President [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche One [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	75,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Date	Jan. 01, 2015
President [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Two [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	75,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Date	May 01, 2016
Chief Executive Officer [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche One [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	12,500
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	vest if the 30 day average closing price of the Company’s common stock is $2.00 or above and there is a 50,000 average daily volume or if there is a 50,000 average daily volume for 14 straight trading days
Chief Executive Officer [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Two [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	175,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	vest if the 30 day average closing price of the Company’s common stock is $3.00 or above and there is a 50,000 average daily volume for 14 straight trading days
Non-Executive Employees [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche One [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Date	Jul. 01, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	600,000
Non-Executive Employees [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Two [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Date	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	600,000
Non-Executive Employees [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Three [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Date	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	1,200,000
Non-Executive Employees [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Four [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Date	Jul. 01, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	1,600,000
Non-Executive Employees [Member] | Restricted Stock Units (RSUs) [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	Vesting is contingent on being an employee of the Company at the time of vesting. In addition there are restrictions on the sale of such vested stock including aggregate volume restrictions and no Employee RSU shares can be sold below $2.50 per share. In addition up to an additional 25,000 shares will vest on a monthly basis. Vesting is contingent on employment by the Company at the time of vesting and the Company stock price closing above $2.50 per share for 20 straight days. In addition there are restrictions on the sale of such vested stock including aggregate volume restrictions and no shares can be sold below $2.50 per share
Convertible Notes at $0.25 [Member] | Convertible Debt Securities [Member] | Principal [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Debt Instrument, Face Amount (in Dollars)			$ 758,065	$ 758,065	$ 898,648
Convertible Notes at $0.25 [Member] | Convertible Debt Securities [Member] | Accrued interest [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Debt Instrument, Face Amount (in Dollars)		$ 855,967	$ 659,252	$ 655,931	$ 720,189
Convertible Notes at $0.25 [Member] | Convertible Debt Securities [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Debt Instrument, Face Amount (in Dollars)		$ 684,147
Debt Instrument, Convertible, Conversion Price (in Dollars per share)		$ 0.25	$ 0.25	$ 0.25	$ 0.25
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		5,669,268	6,160,456	5,655,984	6,475,348
Convertible Notes at $1.54 [Member] | Convertible Debt Securities [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Debt Instrument, Face Amount (in Dollars)		$ 200,000		$ 200,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share)		$ 1.54		$ 1.54
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		129,871		129,871
Warrant [Member] | Warrants at $0.5750 per share [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		2,828,405	2,828,406	2,828,406	2,828,406
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 0.575	$ 0.575	$ 0.575	$ 0.575
Warrant [Member] | Warrants at $0.5500 per share [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		448,011	1,507,101	1,175,282	1,507,101
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 0.55	$ 0.55	$ 0.55	$ 0.55
Warrant [Member] | Warrants at $0.2500 per share [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		94,783	764,783	94,783	783,623
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 0.25	$ 0.25	$ 0.25	$ 0.25
Warrant [Member] | Warrants at $0.0100 per share [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		700,000	700,000	700,000	700,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 0.01	$ 0.01	$ 0.01	$ 0.01
Equity Option [Member] | Options at $2.00 [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		500,000		500,000
Option exercise price (in Dollars per share)		$ 2.00		$ 2.00
Equity Option [Member] | Options at $1.90 [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		15,000		15,000
Option exercise price (in Dollars per share)		$ 1.90		$ 1.90
Equity Option [Member] | Options at $1.60 [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		310,000	310,000	310,000	310,000
Option exercise price (in Dollars per share)		$ 1.60	$ 1.60	$ 1.60	$ 1.60
Equity Option [Member] | Options at $1.46 [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		100,000		100,000
Option exercise price (in Dollars per share)		$ 1.46		$ 1.46
Equity Option [Member] | Options at $1.44 [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		15,000		15,000
Option exercise price (in Dollars per share)		$ 1.44		$ 1.44
Equity Option [Member] | Options at $1.310 [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		75,000	75,000	75,000
Option exercise price (in Dollars per share)		$ 1.31	$ 1.31	$ 1.31
Equity Option [Member] | Options at $0.570 [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		225,000	225,000	225,000	225,000
Option exercise price (in Dollars per share)		$ 0.57	$ 0.57	$ 0.57	$ 0.57
Equity Option [Member] | Options at $0.480 [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		132,500	132,500	132,500	132,500
Option exercise price (in Dollars per share)		$ 0.48	$ 0.48	$ 0.48	$ 0.48
Equity Option [Member] | Options at $0.474 [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		132,500	132,500	132,500	132,500
Option exercise price (in Dollars per share)		$ 0.474	$ 0.474	$ 0.474	$ 0.474
Equity Option [Member] | Options at $0.45 [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		132,500	132,500	132,500	132,500
Option exercise price (in Dollars per share)		$ 0.45	$ 0.45	$ 0.45	$ 0.45
Equity Option [Member] | Options at $0.40 [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		275,000	275,000	275,000	275,000
Option exercise price (in Dollars per share)		$ 0.40	$ 0.40	$ 0.40	$ 0.40
Equity Option [Member] | Options at $0.38 [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		92,500	132,500	132,500	132,500
Option exercise price (in Dollars per share)		$ 0.38	$ 0.38	$ 0.38	$ 0.38
Equity Option [Member] | Options at $0.350 [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		1,200,000	1,240,000	1,200,000	1,240,000
Option exercise price (in Dollars per share)		$ 0.35	$ 0.35	$ 0.35	$ 0.35
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche One [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	322,466
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Date	Jan. 01, 2015
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Two [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	390,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Date	Jul. 01, 2015
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Three [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	300,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Date	Dec. 31, 2015
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Four [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	75,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Date	May 01, 2016
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Five [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	90,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Date	Jul. 01, 2016
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Six [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	600,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Date	Dec. 31, 2016
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Seven [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	890,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Date	Jul. 01, 2017
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Eight[Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	300,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	vest solely upon the achievement of performance goals and the continued employment with the Company
Restricted Stock Units (RSUs) [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Allocated Share-based Compensation Expense (in Dollars)	$ 886,516	$ 690,397		$ 886,516	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	Vesting is contingent on employment by the Company at the time of vesting and the Company stock price closing above $2.50 per share for 20 straight days
Accrued interest [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share)		$ 0.25		$ 0.25
Accounts Receivable [Member] | Credit Concentration Risk [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage				54.00%	53.00%
Maximum [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Property, Plant and Equipment, Useful Life				5 years
Warrants at $0.5750 per share [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		0.575		$ 0.575	$ 0.575
Warrants at $0.5500 per share [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		0.550		0.550	0.55
Warrants at $0.2500 per share [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		0.250		0.250	$ 0.25
Warrants at $0.0100 per share [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 0.010		$ 0.010
Advertising Expense (in Dollars)		$ 494,652	$ 4,865
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 0.55
Allocated Share-based Compensation Expense (in Dollars)		$ 69,206	$ 8,713	$ 308,782	$ 32,364
Allowance for Doubtful Accounts Receivable (in Dollars)				$ 29,500	56,740
Prior Period Reclassification Adjustment (in Dollars)					$ 990,811